Bank Loans and Notes Payable (Tables)	6 Months Ended
Jun. 30, 2020
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Summary of Detailed Information About Borrowings
As of June 30, 2020, Company’s bank loans and notes payable are as follows:

	At June 30, (1)
(in millions of Mexican pesos)	2020		2021		2022		2023		2024		2025 and Thereafter		Carrying value at June 30, 2020		Fair value at June 30, 2020		Carrying value at December 31, 2019 (1)
Short-term debt:
Fixed rate debt:
Colombian pesos
Bank loans	Ps.	244	Ps.	629	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	873	Ps.	873	Ps.	230
Interest rate		4.37%		5.20%		—		—		—		—		4.97%		—		4.37%
Argentine pesos
Bank loans		473		—		—		—		—		—		473		473		126
Interest rate		37.66%		—		—		—		—		—		37.66%		—		63.50%
Uruguayan pesos
Bank loans		73		563		—		—		—		—		636		636		63
Interest rate		13.16%		15.90%		—		—		—		—		15.59%		—		11.59%

Subtotal		790		1,192		—		—		—		—		1,982		1,982		419

Variable rate debt:
Mexican pesos
Bank loans		2,500		8,650		—		—		—		—		11,150		11,150		—
Interest rate		5.79%		7.03%		—		—		—		—		6.75%		—		—
Colombian pesos
Bank loans		458		—		—		—		—		—		458		458		431
Interest rate		3.06%		—		—		—		—		—		3.06%		—		4.66%
Argentine pesos
Bank loans		—		—		—		—		—		—		—		—		32
Interest rate		—		—		—		—		—		—		—		—		54.3%

Subtotal		2,958		8,650		—		—		—		—		11,608		11,608		463

Total short-term debt	Ps.	3,748	Ps.	9,842	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	13,590	Ps.	13,590	Ps.	882

(1) All interest rates shown in this table are weighted average contractual annual rates.

	At June 30, (1)
(in millions of Mexican pesos)	2020		2021		2022		2023		2024		2025 and Thereafter		Carrying value at June 30, 2020		Fair value at June 30, 2020		Carrying value at December 31, 2019 (1)
Long-term debt:
Fixed rate debt:
U.S. Dollar
Yankee bond	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	41,962	Ps.	41,962	Ps.	43,894	Ps.	37,575
Interest rate		—		—		—		—		—		3.57%		3.57%		—		4.48%
Mexican pesos
Senior notes		—		2,499		—		7,497		—		11,485		21,481		22,484		18,484
Interest rate		—		8.27%		—		5.46%		—		7.73%		7.00%		—		6.95%
Brazilian reais
Bank loans		45		34		59		44		25		8		215		215		309
Interest rate		5.95%		6.06%		6.02%		6.16%		6.59%		6.62%		6.13%		—		6.05%
Uruguayan pesos
Bank loans		513		877		—		—		—		—		1,390		1,390		1,266
Interest rate		10.15%		10.77%		—		—		—		—		10.54%		—		10.01%

Subtotal		558		3,410		59		7,541		25		53,455		65,048		67,983		57,634

Variable rate debt:
Mexican pesos
Senior notes		—		—		1,457		—		—		1,723		3,180		3,213		1,459
Interest rate		—		—		5.86%		—		—		5.69%		5.77%		—		7.99%
Bank loans		—		—		—		—		—		9,335		9,335		9,400		9,358
Interest rate		—		—		—		—		—		6.05%		6.05%		—		8.20%
Colombian pesos
Bank loans		—		—		—		—		—		—		—		—		402
Interest rate		—		—		—		—		—		—		—		—		5.61%
Brazilian reais
Bank loans		80		28		25		—		—		—		133		133		242
Interest rate		7.45%		8.45%		8.44%		—		—		—		7.85%		—		7.82%

Subtotal		80		28		1,482		—		—		11,058		12,648		12,746		11,461

Total long-term debt	Ps.	638	Ps.	3,438	Ps.	1,541	Ps.	7,541	Ps.	25	Ps.	64,513	Ps.	77,696	Ps.	80,729	Ps.	69,095

Current portion of long term debt		638		3,019		—		—		—		—		3,657		—		10,603

Long-term debt	Ps.	—	Ps.	419	Ps.	1,541	Ps.	7,541	Ps.	25	Ps.	64,513	Ps.	74,039	Ps.	80,729	Ps.	58,492

(1)	All interest rates shown in this table are weighted average contractual annual rates.

Summary of Interest Expense
For the
six-month
period ended June 30, 2020 and 2019, the interest expense is comprised as follows:

	June 30, 2020		June 30, 2019
Interest on debts and borrowings	Ps.	3,820	Ps.	2,219
Finance charges for employee benefits		117		99
Derivative instruments		610		1,006
Finance charges for leases		59		72
Finance operating charges		85		79

	Ps.	4,691	Ps.	3,475